Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement by share-based payment award, performance criteria	The table below outlines the performance criteria and their respective weightings for the LTI performance plans granted in 2025.

LTI performance plan criteria	Market/Non-market element	Weight
Relative TSR	Market	25%
Strategic value drivers	Non-market	35%
Technology Leadership Index	Non-market	20%
ESG measures	Non-market	20%
Total		100%
Following the US executive order 14173, the non-financial ESG performance metrics were modified as follows:
•For the employees based in the US, the gender diversity performance measures are omitted, and an increased weighting is applied on the Employee engagement and Inclusion score (13.33%), and
•For the employees outside the US, the gender diversity performance measures are calculated excluding US employees.
All employees who are eligible for the LTI plan 2023-2025 and 2024-2026 will be impacted by this modification. There are no incremental fair value and no incremental compensation costs arising from the modifications.

Schedule of assumptions used for calculation of the fair value of shares	The most important assumptions for the calculation of the fair value of shares for the LTI performance plans, which include market-based performance criteria, are set out in this table:

Year ended December 31	2023	2024	2025
Share price in € at grant date	620.1	707.1	580.9
Expected volatility ASML	46.2%	40.0%	41.7%
Average volatility of the peer group	50.0%	43.3%	46.6%
Vesting period	2.9 years	2.9 years	2.7 years
Dividend yield	0.9%	0.7%	0.9%
Risk free interest rate (Eurozone)	2.4%	2.4%	1.8%
Risk free interest rate (US)	3.9%	4.2%	3.9%

Schedule of expenses for share plans	An overview of the incurred and expected expenses for the LTI plans are set out in the following table:

Year ended December 31 (€, in millions)	2023	2024	2025
Incurred expenses	134.8	172.6	202.3
Expected expenses of conditionally granted plans in future periods	187.2	246.1	215.0
Weighted average period for recognizing these expected expenses	1.6 years	1.5 years	1.4 years
Recognized income tax benefit (excluding excess income tax benefits)	16.3	28.2	32.0

Schedule of shares activity during period	Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2023	2024	2025	2023	2024	2025
Total fair value of shares vested during the year (in millions)	175.5	161.4	139.4	127.0	155.2	166.6
Weighted average fair value of shares granted	587.42	801.78	636.49	624.10	848.18	660.67
A summary of the status of conditionally outstanding shares as of December 31, 2025, and changes during the year ended December 31, 2025, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2025	280,353	680.02	410,680	734.50
Granted	261,198	636.49	279,674	660.67
Vested	(203,871)	650.87	(229,822)	711.06
Forfeited	(6,314)	632.69	(13,191)	714.28
Conditional shares outstanding at December 31, 2025	331,366	664.54	447,341	700.98
Details with respect to stock options exercised and outstanding are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2023	2024	2025	2023	2024	2025
Weighted average share price at stock option exercise	613.03	834.48	722.84	678.41	911.23	840.14
Aggregate intrinsic value of exercised stock options (in millions)	8.1	10.2	8.8	4.8	8.2	6.8
Weighted average remaining contractual term of exercisable options (in years)	1.48	0.83	0.32	1.43	0.84	0.30
Aggregate intrinsic value of exercisable stock options (in millions)	19.7	11.4	4.6	15.9	8.2	4.5
Aggregate intrinsic value of outstanding stock options (in millions)	19.7	11.4	4.6	15.9	8.2	4.5

Schedule of number and weighted average exercise prices of stock options activity	The number and weighted average exercise prices of stock options as of December 31, 2025, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (in €)	Number of options	Weighted average exercise price per ordinary share (in $)
Outstanding, January 1, 2025	19,336	87.48	13,734	95.58
Granted	—	—	—	—
Exercised	(13,779)	87.04	(9,090)	94.62
Forfeited	—	—	—	—
Expired	(78)	93.03	(1)	88.10
Outstanding, December 31, 2025	5,479	88.52	4,643	97.47
Exercisable, December 31, 2025	5,479	88.52	4,643	97.47

Schedule of range of exercise prices, number of outstanding options, and weighted average remaining contractual life of outsanding options	Details with respect to stock options exercised in the relevant year and outstanding stock options as of December 31,
2025, are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (in €)	Number of outstanding options	Weighted average remaining contractual term of outstanding (years)	Range of exercise prices (in $)	Number of outstanding options	Weighted average remaining contractual term of outstanding (years)
80–90	3,569	0.19	80–90	—	0.00
90–100	1,910	0.56	90–100	2,976	0.15
100–110	—	0.00	100–110	1,667	0.56
Total	5,479	0.32	Total	4,643	0.30